SUBSIDIARY EQUITY OBLIGATIONS - Schedule of Subsidiary Preferred Shares (Details) € in Millions, ₨ in Millions, $ in Millions, $ in Millions	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 INR (₨) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 INR (₨)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 CAD ($)
Series 2
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares)	24,000,000	24,000,000	24,000,000	24,000,000
Cumulative Dividend Rate	6.50%	6.50%	6.50%	6.50%
Series 3
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares)	24,000,000	24,000,000	24,000,000	24,000,000
Cumulative Dividend Rate	6.75%	6.75%	6.75%	6.75%
Preferred equity held by third party investor in Rouse Properties L.P.
Disclosure of subsidiaries [line items]
Subsidiary Preferred Shares | $	$ 145
Real Estate
Disclosure of subsidiaries [line items]
Subsidiary Preferred Shares | $	$ 2,257				$ 1,469
Real Estate | Preferred equity held by third party investor in Brookfield India Real Estate Trust [Member]
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares)	246,305,005	246,305,005	246,305,005	246,305,005
Cumulative Dividend Rate	90.00%	90.00%	90.00%	90.00%
Subsidiary Preferred Shares | $	$ 729				456
Real Estate | Preferred equity held by third party investor in BIP Investment Corporation Series 1 Senior preferred shares [Member]
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares)	4,000,000	4,000,000	4,000,000	4,000,000
Cumulative Dividend Rate	5.85%	5.85%	5.85%	5.85%
Subsidiary Preferred Shares | $				$ 73				$ 73
Real Estate | Preferred equity held by Alstria Office Prime Portfolio GmbH & Co. KG
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares)	19,472,214	19,472,214	19,472,214	19,472,214
Subsidiary Preferred Shares | €			€ 109				€ 129
Real Estate | Preferred equity held by third party investor in Rouse Properties L.P.
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares)	5,600,000	5,600,000	5,600,000	5,600,000
Cumulative Dividend Rate	5.00%	5.00%	5.00%	5.00%
Subsidiary Preferred Shares | $	$ 145				142
Real Estate | Brookfield Property Split Corp (“BOP Split”) Senior Preferred Shares [Member] | Series 1
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares)	636,328	636,328	636,328	636,328
Cumulative Dividend Rate	5.25%	5.25%	5.25%	5.25%
Subsidiary Preferred Shares | $	$ 16				$ 21
Real Estate | Brookfield Property Split Corp (“BOP Split”) Senior Preferred Shares [Member] | Series 2
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares)	362,546	362,546	362,546	362,546
Cumulative Dividend Rate	5.75%	5.75%	5.75%	5.75%
Subsidiary Preferred Shares | $				$ 7				10
Real Estate | Brookfield Property Split Corp (“BOP Split”) Senior Preferred Shares [Member] | Series 3
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares)	408,962	408,962	408,962	408,962
Cumulative Dividend Rate	5.00%	5.00%	5.00%	5.00%
Subsidiary Preferred Shares | $				$ 8				12
Real Estate | Brookfield Property Split Corp (“BOP Split”) Senior Preferred Shares [Member] | Series 4 [Member]
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares)	365,661	365,661	365,661	365,661
Cumulative Dividend Rate	5.20%	5.20%	5.20%	5.20%
Subsidiary Preferred Shares | $				$ 7				$ 10
Infrastructure | Preferred equity held by third party investor in BIP India Trust [Member]
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares)	664,000,000	664,000,000	664,000,000	664,000,000
Subsidiary Preferred Shares | ₨		₨ 1,138				₨ 616